Right of use assets (Tables)	12 Months Ended
Jun. 30, 2020
Right of use assets.
Schedule of right of use assets

for the year ended 30 June	Land Rm	Building and improvements Rm	Plant, equipment and vehicles Rm	Mineral assets Rm	Total Rm
Carrying amount at 30 June 2019	—	—	—	—	—
Recognition of right of use assets on initial application of IFRS 16	433	6 490	9 118	4	16 045
Adjusted carrying amount at 1 July 2019	433	6 490	9 118	4	16 045
Additions	8	407	3 046	5	3 466
Reclassification to held for sale	(2)	(7)	(1 166)	—	(1 175)
Translation of foreign operations	83	332	1 281	—	1 696
Terminations	—	(14)	(586)	—	(600)
Current year depreciation charge	(25)	(662)	(1 605)	(2)	(2 294)
Net impairment of right of use assets (note 10)	(313)	(100)	(2 909)	—	(3 322)
Carrying amount at 30 June 2020	184	6 446	7 179	7	13 816

Up to and including financial year 2019, Sasol recognised lease assets that were classified as finance leases under IAS 17 Leases as part of Property, Plant and Equipment.

for the year ended 30 June	Land Rm	Building and improvements Rm	Plant, equipment and vehicles Rm	Mineral assets Rm	Total Rm
2020
Cost	523	8 046	10 954	9	19 532
Accumulated depreciation and impairment	(339)	(1 600)	(3 775)	(2)	(5 716)
	184	6 446	7 179	7	13 816

for the year ended 30 June	2020 Rm
Business segmentation
Mining	10
Exploration and Production International	888
Energy	1 941
Base Chemicals	3 430
Performance Chemicals	5 118
Group Functions	2 429
Total operations	13 816